CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS

NOTE 5 - CASH AND CASH EQUIVALENTS:

	December 31,
	2023	2022
	U.S. dollars in thousands
Cash in bank	5,569	13,323
Short-term bank deposits	—	6,645
	5,569	19,968

The carrying amounts of the cash and cash equivalents approximate their fair values.